Property and Equipment (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Depreciation	$ 43,029	$ 79,826	$ 168,068	$ 274,738	$ 345,882	$ 311,910
Property and Equipment
Total property and equipment	1,352,491		1,352,491		1,297,865	1,217,485
Less: accumulated depreciation	(1,112,513)		(1,112,513)		(944,445)	(598,562)
Net property and equipment	239,978		239,978		353,420	618,923
Computer equipment
Property and Equipment
Total property and equipment	214,811		214,811		208,593	211,539
Data center equipment
Property and Equipment
Total property and equipment	444,906		444,906		405,057	325,075
Purchased software
Property and Equipment
Total property and equipment	570,860		570,860		570,860	568,170
Furniture and fixtures
Property and Equipment
Total property and equipment	63,890		63,890		59,890	59,236
Leasehold improvements
Property and Equipment
Total property and equipment	$ 58,024		$ 58,024		$ 53,465	$ 53,465